Annual Total Returns[BarChart] - International Core Equity - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.27%)	13.86%	11.07%	(1.02%)	(2.95%)	2.98%	24.45%	(21.71%)	25.09%	16.79%